Subordinated liabilities - HSBC's subsidiaries subordinated liabilities: subsidiaries (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,882,187	$ 2,682,252
Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	37,581	35,275
HSBC Subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	2,978	3,144
HSBC Subsidiaries | Securities issued by other HSBC subsidiaries
Disclosure of financial liabilities [line items]
Financial liabilities	0	43
HSBC Subsidiaries | Additional tier 1 securities
Disclosure of financial liabilities [line items]
Financial liabilities	819	732
HSBC Subsidiaries | Tier 2 securities | HSBC Bank plc
Disclosure of financial liabilities [line items]
Financial liabilities	497	715
HSBC Subsidiaries | Tier 2 securities | – Tier 2 securities issued by HSBC Bank USA Inc
Disclosure of financial liabilities [line items]
Financial liabilities	224	223
HSBC Subsidiaries | Tier 2 securities | HSBC Bank USA, N.A.
Disclosure of financial liabilities [line items]
Financial liabilities	1,438	1,431
HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	$ 153,859	$ 138,096